Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
The Bank of Greene County Employees’ Savings and Profit Sharing Plan and Trust [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Schedule of Assets (Held at End of Year)
EIN: 14-0553610, Plan No. 002
The Bank of Greene County Employees’ Savings & Profit Sharing Plan and Trust
Attachment to Form 5500, Schedule H, Part IV, LINE 4i –
Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b) Identity of issuer, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current value
*	Greene County Bancorp, Inc. Common Stock	Common stock fund- Employer stock	**	$3,989,396
	Federated Government Obligation Fund	Money market account	**	173,229
	American Funds Europacific GR R6	Mutual fund	**	334,978
	Dodge & Cox Income	Mutual fund	**	282,345
	Invesco Global Fund R6	Mutual fund	**	837,191
	LSV Value Equity	Mutual fund	**	519,286
	MFS Massachusetts Investors TR R6	Mutual fund	**	658,269
	T. Rowe Price Blue Chip Growth	Mutual fund	**	2,642,607
	Vanguard 500 Index Admiral	Mutual fund	**	750,164
	Vanguard Inflation-Protected Secs Adm	Mutual fund	**	135,684
	Vanguard Mid Cap Index Adm	Mutual fund	**	1,173,384
	Vanguard Small Cap Index Adm	Mutual fund	**	1,153,092
	Vanguard Target Retirement 2020 Inv.	Mutual fund	**	123,659
	Vanguard Target Retirement 2025 Inv.	Mutual fund	**	716,190
	Vanguard Target Retirement 2030 Inv.	Mutual fund	**	1,735,172
	Vanguard Target Retirement 2035 Inv.	Mutual fund	**	960,676
	Vanguard Target Retirement 2040 Inv.	Mutual fund	**	1,731,603
	Vanguard Target Retirement 2045 Inv.	Mutual fund	**	700,439
	Vanguard Target Retirement 2050 Inv.	Mutual fund	**	446,524
	Vanguard Target Retirement 2055 Inv.	Mutual fund	**	879,535
	Vanguard Target Retirement 2060 Inv.	Mutual fund	**	607,076
	Vanguard Target Retirement 2065 Inv.	Mutual fund	**	233,812
	Vanguard Target Retirement 2070 Inv.	Mutual fund	**	25,558
	Vanguard Target Retirement Income Inv	Mutual fund	**	64,498
	Vanguard Value Index Adm	Mutual fund	**	196,503
	Reliance Trust Company Stable Value Collective Trust – Series 25053	Common collective trust fund	**	503,973
	Self-directed brokerage accounts		**	3,157,141
*	Notes receivable from participants	4.25% - 9.50%	N/A	282,996
	Total Investments			$25,014,980

*Party-In-Interest
**Historical cost has not been presented since this investment is participant-directed.